The E*TRADE Technology Index Fund commenced operations on August 13, 1999. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 1999. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period. The Fund's early returns were achieved buying securities issued by technology companies in a period favorable for these stocks. Such favorable returns involve accepting the risk of volatility, and not expecting that such returns can be consistently achieved over long periods of time.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------       -----
COMMON STOCK                   (103.3% OF NET ASSETS)
-----------------------
BLANKBOOKS & LOOSELEAF BINDERS        (0.1%)
    Deluxe Corp.                                               957   $   26,257
                                                                      ---------
COMMUNICATIONS SERVICES               (0.6%)
    America Tower Corp.                                      1,758       53,729
    At Home Corp.                                            4,024      172,529*
    Crown Castle International Corp.                         1,483       47,641*
                                                                      ---------
                                                                        273,899
                                                                      ---------
COMPUTER FACILITIES MANAGEMENT        (0.3%)
    Comverse Technology, Inc.                                  851      123,182*
                                                                      ---------
COMPUTER INTEGRATED SYSTEMS DESIGN    (1.2%)
    Bea Systems, Inc.                                        1,446      101,130*
    Cognex Corp.                                               497       19,383*
    Computer Sciences Corp.                                  1,946      184,140
    Inktomi Corp.                                            1,176      104,370*
    Network Appliance, Inc.                                  1,756      145,858*
                                                                      ---------
                                                                        554,881
                                                                      ---------
COMPUTER PERIPHERAL                  (10.7%)
    Adaptec, Inc.                                            1,262       62,942*
    Cabletron Systems, Inc.                                  2,102       54,652*
    Cisco Systems                                           39,238    4,203,371*
    Lexmark International Group Inc., Class A                1,565      141,633*
    Qlogic Corp.                                               430       68,746*
    Storage Technology Corp.                                 1,199       22,107*
    Symbol Technologies, Inc.                                1,073       68,203
    3-Com Corp.                                              4,407      207,129*
                                                                      ---------
                                                                      4,828,783
                                                                      ---------

See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONTINUED
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                          NUMBER
                                                        OF SHARES     VALUE
                                                        ---------     -----
COMPUTERS, PERIPHERALS & SOFTWARE     (0.3%)
    Creative Technology Ltd.                               1,087    $    18,887
    Ingram Micro Inc., Class A                               827         10,854*
    National Instruments Corp.                               595         22,759*
    Safeguard Scientifics, Inc.                              396         64,177*
    Tech Data Corp.                                          623         16,899*
                                                                    -----------
                                                                        133,576
                                                                    -----------
COMPUTER PROGRAMMING SERVICES         (0.4%)
    Amdocs Limited                                         2,423         83,594*
    American Management Systems, Inc.                        518         16,252*
    Ciber, Inc.                                              725         19,938*
    Electronics for Imaging, Inc.                            667         38,769*
    Keane, Inc.                                              860         27,305
    Visio Corp.                                              356         16,910*
                                                                    -----------
                                                                        202,768
                                                                    -----------
COMPUTER RELATED SERVICES             (1.2%)
    Cambridge Tech                                           714         18,743*
    Electronic Data Systems Corp.                          5,996        401,357
    Paychex, Inc.                                          2,997        119,880
    Whittman-Hart, Inc.                                      657         35,232*
                                                                    -----------
                                                                        575,212
                                                                    -----------
COMPUTER STORAGE DEVICES              (3.3%)
    EMC Corp.                                             12,324      1,346,397
    Iomega Corp.                                           3,176         10,719*
    Quantum Corp.                                          2,080         31,460*
    Seagate Technology, Inc.                               2,714        126,371*
                                                                    -----------
                                                                      1,514,947
                                                                    -----------
DATA PROCESSING & PREPARATION         (2.8%)
    Acxiom Corp.                                           1,039         24,936*
    Affiliated Computer Services, Inc.                       575         26,450*
    Automatic Data Processing, Inc.                        7,536        406,002
    Bisys Group, Inc.                                        325         21,206*
    DST Systems, Inc.                                        755         57,616*
    First Data Corp.                                       5,259        259,334
    Fiserv, Inc.                                           1,500         57,469*
    National Data Corp.                                      413         14,016

See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONTINUED
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------       -----
DATA PROCESSING & PREPARATION, CONTINUED
    SEI Investment Co.                                       217    $    25,826
    Shared Medical Systems Corp.                             318         16,198
    Sterling Commerce                                      1,141         38,865*
    Sungard Data Systems, Inc.                             1,404         33,345*
    Transaction Systems Architects, Inc.                     406         11,368*
    Verio, Inc.                                              906         41,846*
    Verisign, Inc.                                         1,220        232,715*
                                                                    -----------
                                                                      1,267,192
                                                                    -----------
DEPOSIT BANKING                       (0.2%)
    Concord EFS, Inc.                                      2,398         61,749*
    Nova Corp.                                               863         27,238*
                                                                    -----------
                                                                         88,987
                                                                    -----------
DIRECT MAIL ADVERTISING SERVICES      (0.7%)
    CMG Information                                        1,163        322,005*
                                                                    -----------
ELECTRONIC COMPONENTS                 (0.3%)
    American Power Conversion Corp.                        2,333         61,533*
    SCI Systems, Inc.                                        880         72,325*
                                                                    -----------
                                                                        133,858
                                                                    -----------
ELECTRONIC COMPUTERS                 (17.6%)
    Apple Computer, Inc.                                   1,940        199,456*
    Compaq Computer Corp.                                 20,591        557,244
    Ceridian Corp.                                         1,744         37,605
    Dell Computer Corp.                                   30,927      1,577,277*
    Gateway Inc.                                           3,809        274,486*
    Hewlett Packard Co.                                   12,328      1,404,622
    International Business Machines                       20,395      2,202,660
    Micron Electronics                                     1,211         13,472*
    Rational Software Corp.                                1,057         51,925*
    Silicon Graphics, Inc.                                 2,280         22,373*
    Sun Microsystems Inc.                                 18,846      1,459,387*
    Unisys Corp.                                           3,312        105,777
                                                                    -----------
                                                                      7,906,284
                                                                    -----------
ELECTRONIC PARTS & EQUIPMENT          (0.3%)
    Arrow Electronics, Inc.                                1,135         28,801
    Avnet, Inc.                                              433         26,197
    Checkfree Holdings Corp.                                 627         65,522*
                                                                    -----------
                                                                        120,520
                                                                    -----------

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONTINUED
DECEMBER 31, 1999
-------------------------------------------------------------------------------
                                                        NUMBER
                                                      OF SHARES         VALUE
                                                      ---------         -----
HEALTH SERVICES                       (0.2%)
    Sapient Corp.                                            680    $    95,838*
                                                                    -----------
INFORMATION RETRIEVAL SERVICES        (8.8%)
    Amazon.Com, Inc.                                       4,106        312,569*
    America Online, Inc.                                  26,352      1,987,929
    Earthlink Network, Inc.                                  386         16,405*
    Ebay, Inc.                                             1,569        196,419*
    Gartner Group Inc., Class A                            1,286         19,612
    Mindspring Enterprises, Inc.                             755         19,937*
    Psinet, Inc.                                             786         48,536*
    Yahoo! Inc.                                            3,099      1,340,899*
                                                                    -----------
                                                                      3,942,306
                                                                    -----------
MANIFOLD BUSINESS FORMS               (0.0%)
    Reynolds & Reynolds Co., Class A                         954         21,464
                                                                    -----------
MOTION PICTURE & VIDEO PRODUCTION     (0.1%)
    C/Net, Inc.                                              866         49,146*
                                                                    -----------
PREPACKAGED SOFTWARE                 (18.9%)
    Adobe Systems, Inc.                                    1,479         99,463
    Autodesk, Inc.                                           721         24,334
    Baan Co.                                               2,515         35,524*
    BMC Software, Inc.                                     2,832        226,383*
    Cadence Design System, Inc.                            2,974         71,376*
    Check Point Software Technologies Ltd.                   440         87,450*
    Citrix Systems, Inc.                                   1,056        129,888*
    Computer Associates International                      6,529        456,622
    Compuware Corp.                                        4,326        161,144*
    CSG Systems, Inc.                                        624         24,882*
    Electronic Arts                                          760         63,840*
    Informix Corp.                                         2,279         25,924*
    Intuit, Inc.                                           2,276        136,418*

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONTINUED
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                        NUMBER
                                                      OF SHARES         VALUE
                                                      ---------         ------
PREPACKAGED SOFTWARE, CONTINUED
    I2 Technologies, Inc.                                    891    $   173,745*
    J. D. Edwards & Co.                                    1,266         37,822*
    Legato Systems, Inc.                                     991         68,193*
    Lernout & Hauspie Speech Products ADR                    714         33,023*
    LHS Group, Inc.                                          633         15,548*
    Microsoft Corp.                                       29,519      3,446,343*
    Networks Associates, Inc.                              1,705         45,502*
    Novell, Inc.                                           4,079        162,395*
    Oracle Systems Corp.                                  17,521      1,963,447*
    Parametric Technology Corp.                            3,301         89,333*
    Peoplesoft, Inc.                                       2,939         62,637*
    Policy Management Systems Corp.                          430         10,992*
    Realnetworks, Inc.                                       870        105,433*
    Siebl Systems, Inc.                                    2,220        186,480*
    Sterling Software, Inc.                                1,005         31,658
    Symantec Corp.                                           694         40,686*
    Synopsys, Inc.                                           863         57,605*
    Veritas Software Co.                                   3,026        433,096*
                                                                    -----------
                                                                      8,507,186
                                                                    -----------
PRINTED CIRCUIT BOARDS                (0.2%)
    Jabil Circuit, Inc.                                    1,008         73,583*
                                                                    -----------
PROCESS CONTROL INSTRUMENTS           (0.1%)
    Perkinelmer, Inc.                                        565         23,552
                                                                    -----------
RADIO & TV COMMUNICATIONS
 EQUIPMENT                            (5.5%)
    Andrew Corp.                                             985         18,653*
    Harris Corp.                                             964         25,727
    Motorola, Inc.                                         7,340      1,080,815
    Qualcomm Inc.                                          7,248      1,277,460*
    Scientific Atlanta, Inc.                                 931         51,787
                                                                    -----------
                                                                      2,454,442
                                                                    -----------

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONTINUED
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                        NUMBER
                                                      OF SHARES         VALUE
                                                      ---------         -----
RADIOTELEPHONE COMMUNICATIONS         (6.4%)
    Loral Space & Communications                           2,937    $    71,406*
    Lucent Technologies, Inc.                             37,584      2,811,753
                                                                    -----------
                                                                      2,883,159
                                                                    -----------
SECURITY BROKERS & DEALERS            (0.2%)
    E*TRADE Group, Inc.                                    2,825         73,802*
                                                                    -----------
SEMICONDUCTORS & RELATED DEVICES     (15.6%)
    Advanced Micro Devices, Inc.                           1,790         51,798
    Altera Corp.                                           2,420        119,941*
    Analog Devices, Inc.                                   2,102        195,486*
    Applied Micro Circuits Corp.                             650         82,713*
    Atmel Corp.                                            2,434         71,955*
    Broadcom Corp.                                           469        127,744*
    Conexant Systems, Inc.                                 2,339        155,251*
    Dallas Semiconductor Corp.                               362         23,326
    E-Tek Dynamics                                           746        100,430*
    Intel Corp.                                           40,803      3,358,597
    Lattice Semiconductor Corp.                              565         26,626*
    Linear Technology Corp.                                1,870        133,822
    LSI Logic Corp.                                        1,743        117,653*
    Maxim Integrated Products, Inc.                        3,290        155,247*
    Microchip Technology, Inc.                               616         42,158*
    Micron Technology, Inc.                                3,051        237,215
    National Semiconductor Corp.                           2,035         87,123*
    PMC-Sierra, Inc.                                         769        123,280*
    Rambus, Inc.                                             285         19,220*
    RF Micro Devices Inc.                                    961         65,768*
    SGS-Thomson Microelectronics N.V.                      3,404        515,493
    Texas Instruments, Inc.                                9,547        924,866
    Vitesse Semiconductor, Inc.                            1,859         97,481*
    Xilinx, Inc.                                           3,826        173,963*
                                                                    -----------
                                                                      7,007,156
                                                                    -----------

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONTINUED
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                          NUMBER
                                                        OF SHARES         VALUE
                                                        ---------         -----
SPECIAL INDUSTRY MACHINERY            (2.0%)
    Applied Materials, Inc.                                4,569    $   578,835*
    ASM Lithography Holding                                1,689        192,124*
    LAM Research Corp.                                       467         52,100*
    Novellus System, Inc.                                    471         57,712*
                                                                    -----------
                                                                        880,771
                                                                    -----------
TELEPHONE & TELEGRAPH APPARATUS       (5.3%)
    ADC Telecommunications, Inc.                           1,649        119,656*
    Ciena Corp.                                            1,476         84,870*
    General Instrument Corp.                               2,060        175,100*
    Newbridge Networks Corp.                               2,162         48,780*
    Nortel Networks Corp. ADR                             16,265      1,642,765
    Tellabs, Inc.                                          4,765        305,853*
                                                                    -----------
                                                                      2,377,024
                                                                    -----------
VOCATIONAL SCHOOLS                    (0.0%)
    Perot Systems Corp.                                    1,096         20,824*
                                                                    -----------

       TOTAL COMMON STOCK                  (Cost:    $37,015,205)    46,482,604
                                                                    -----------



                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS, CONCLUDED
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                   PRINCIPAL AMOUNT       VALUE
                                                   ---------------        -----
SHORT-TERM INVESTMENTS                (4.1%)
----------------------
    Provident Institutional Funds --
       TempCash Portfolio                          $     912,622 $      912,622
    Samson Street Money Market Fund                      912,622        912,622
                                                                  -------------

       TOTAL SHORT-TERM INVESTMENTS   (Cost:     $1,825,244)          1,825,244
                                                                  -------------



TOTAL INVESTMENTS (Cost:$38,840,449) (107.4%)                        48,307,848

LIABILITIES IN EXCESS OF
 OTHER ASSETS                         (-7.4%)                        (3,337,011)
                                                                    -----------
NET ASSETS                           (100.0%)                       $44,970,837
                                                                    ===========




*                 Non-income producing security.
ADR               American Depository Receipt.

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------
ASSETS
Investments at-value (cost: $38,840,449) (Note 1). .............    $48,307,848
Dividends receivable ...........................................          4,050
Interest receivable ............................................          7,851
Receivable for fund shares sold. ...............................        294,940
                                                                    -----------
    Total Assets ...............................................     48,614,689
                                                                    -----------
LIABILITIES
Accrued administration fee (Note 2) ............................         18,960
Accrued advisory fee (Note 2) ..................................          7,900
Payable for fund shares redeemed. ..............................         13,702
Distribution to shareholders ...................................      1,794,887
Payable for investment securities purchased ....................      1,808,403
                                                                    -----------
    Total Liabilities ..........................................      3,643,852
                                                                    -----------
TOTAL NET ASSETS . .............................................    $44,970,837
                                                                    ===========
Net assets consist of:
Paid-in capital ................................................     35,854,791
Net investment loss ............................................        (45,718)
Distributions in excess of net realized gains on investments ...       (305,635)
Net unrealized appreciation of investments .....................      9,467,399
                                                                    -----------
TOTAL NET ASSETS ...............................................    $44,970,837
                                                                    ===========
Shares Outstanding (unlimited authorized, par value $.01) ......      3,165,238
                                                                    ===========
Net Asset Value, Offering Price and Redemption Price per Share .    $     14.21
                                                                    ===========

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Period from August 13, 1999 (commencement of operations) through
December 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends .....................................................    $    12,665
 Interest ......................................................         21,462
                                                                    -----------
     Total Investment Income. ..................................         34,127
                                                                    -----------
EXPENSES (NOTE 2):
Advisory fee ...................................................         23,484
Administration fee .............................................         56,361
Trustee fees ...................................................            465
                                                                    -----------
     Total expenses before waiver of Trustee fees ..............         80,310
                                                                    -----------

Waived Trustee fees (Note 2) ...................................           (465)
                                                                    -----------
     Net expenses ..............................................         79,845
                                                                    -----------
NET INVESTMENT LOSS ............................................        (45,718)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on sale of investments .......................      1,489,252
Change in unrealized appreciation of investments ...............      9,467,399
                                                                    -----------
     Net Realized and Unrealized Gain on Investments ...........     10,956,651
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS .....................................................    $10,910,933
                                                                    ===========

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Period from
                                                                August 13, 1999
                                                                 (commencement
                                                                 of operations)
                                                                    through
                                                               December 31, 1999
                                                               -----------------
INCREASE IN NET ASSETS
Operations:
Net investment loss ............................................  $   (45,718)
Net realized gain on sale of investments .......................    1,489,252
Change in unrealized appreciation of investments ...............    9,467,399
                                                                  -----------
Net increase in net assets resulting from operations ...........   10,910,933
                                                                  -----------
Distributions to Shareholders:
Distributions from net realized gain on sale of investments ....   (1,794,887)
                                                                  -----------
Transactions in Shares of Common Stock:
Net proceeds from sale of shares ...............................   50,572,484
Cost of shares redeemed ........................................  (14,864,700)
                                                                  -----------
Net increase in net assets from transactions in shares of
 common stock ..................................................   35,707,784
                                                                  -----------

Redemption fees ................................................      147,007
                                                                  -----------
Net Increase in Net Assets .....................................   44,970,837

NET ASSETS:
Beginning of period ............................................           --
                                                                  -----------
End of period ..................................................  $44,970,837
                                                                  ===========
SHARE TRANSACTIONS:
Number of shares sold ..........................................    4,411,921
Number of shares redeemed. .....................................   (1,246,683)
                                                                  -----------
Net increase in shares outstanding .............................    3,165,238
                                                                  ===========

                See accompanying notes to financial statements.

E*TRADE Technology Index Fund
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Period from
                                                             August 13, 1999
                                                              (commencement
                                                              of operations)
                                                                through
For a Share Outstanding for the Period                      December 31, 1999
                                                            -----------------
Net asset value, beginning of period .......................     $ 10.00
Income from investment operations:                               -------
   Net investment loss .....................................       (0.01)
   Net realized and unrealized gain on investments .........        4.75
                                                                 -------
   Total income from investment operations .................        4.74
                                                                 -------
Distributions to shareholders:
   Distributions from net realized gains ...................       (0.58)
                                                                 -------
   Total distributions to shareholders .....................       (0.58)
                                                                 -------

Redemption fees added to paid-in capital ...................        0.05
                                                                 -------

Net asset value, end of period .............................     $ 14.21
                                                                 =======

Total return ...............................................       47.71%(1)

Ratios / Supplemental Data:
   Net assets, end of period (000s omitted) ................     $44,971
   Ratio of expenses to average net assets .................        0.85%(2)(3)
   Ratio of net investment loss to average net assets ......       (0.49%)(2)
   Portfolio turnover rate. ................................       35.77%(1)
----------

(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would still have been 0.85% for the period August 13, 1999 (commencement of operations) through December 31, 1999.

                See accompanying notes to financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.    SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 1999, the Trust offered six series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund and the Technology Index Fund. These financial statements contain the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI Composite Index. "GSTI(TM)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.

"GSTI (TRADEMARK)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements, and which are in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Fund's Board of Trustees.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. It is the policy of each fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, each fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999.

REDEMPTION FEES

Shares held in the Fund less than six months are subject to a fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as Investment Advisor, the investment advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA, is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures and report to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for administrative services.

PFPC Inc. ("PFPC") serves as the Fund's sub-administrator. PFPC also serves as the Fund's transfer agent and dividend disbursing agent. PFPC Trust Co. serves as the Fund's custodian.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period August 13, 1999 (commencement of operations) through December 31, 1999.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

3.    PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent. The Fund did not have any securities lending activity during the period ending December 31, 1999.

4.    FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The Fund did not enter into any futures contracts during the period ending December 31, 1999.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

5.    REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's Statement of Additional Information requires that the cash investments be fully collateralized based on values that are marked to market daily. The Fund's Custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price. There were no repurchase agreements entered into by the Fund as of December 31, 1999.

6.    INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $45,113,984 and $9,588,031, respectively for period ended December 31, 1999.

7.    UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 1999, net unrealized appreciation on investments for federal income tax purposes was as follows:

           Unrealized                Unrealized             Net Unrealized
          Appreciation              Depreciation             Appreciation
          ------------              ------------             ------------

            $9,710,181               $(242,782)               $9,467,399


At December 31, 1999, the cost basis of the investments for federal income tax purposes was $39,191,818.

At December 31, 1999 the Fund had available a capital loss carryforward of $351,369 that may be used to offset future net capital gains through 2007.

INDEPENDENT AUDITORS' REPORT
----------------------------

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of E*TRADE Technology Index Fund (the "Fund") (one of six funds comprising the E*TRADE Funds) as of December 31, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period August 13, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Technology Index Fund as of December 31, 1999 and the results of its operations, the changes in its net assets, and the financial highlights for the period August 13, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

/S/ Deloitte & Touche LLP


Deloitte & Touche LLP
Los Angeles, California
February 23, 2000